Fair value of financial instruments - Fair value measurement sensitivity to unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Volatility | Minimum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	3.128%
Volatility | Maximum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	8.89%
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Description of sensitivity of fair value measurement to changes in unobservable inputs, assets	A significant increase in volatility would result in a lower fair value
Level 3 | Volatility | Minimum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	10.00%	12.97%
Level 3 | Volatility | Maximum
Disclosure of Fair value of financial instruments [Line Items]
A significant increase would result in a lower fair value	20.00%	27.50%